Issued share capital and other reserves - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions					12 Months Ended				56 Months Ended
	Jul. 29, 2025 USD ($)	Jul. 25, 2024 beneficiary_certificate shares	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Dec. 31, 2025 EUR (€) vote € / shares shares	Dec. 31, 2025 USD ($) vote shares	Dec. 31, 2024 beneficiary_certificate € / shares shares	Dec. 31, 2023 € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($) beneficiary_certificate shares	Aug. 20, 2021 USD ($)	Apr. 21, 2021 shares
Disclosure of classes of share capital [line items]
Authorized and subscribed shares (in shares)							403,067,339	403,067,339		403,067,339
Authorized and subscribed shares, par value (euro per share) | € / shares					€ 0.000625		€ 0.000625	€ 0.000625	€ 0.000625
Number of beneficiary certificates authorized | beneficiary_certificate										1,400,000,000
Beneficiary certificates, issued (in beneficiary certificate per share) | beneficiary_certificate										10
Number of beneficiary certificates held by founders | beneficiary_certificate							324,732,980			309,932,980
Number of vote each beneficiary certificate entitles | vote					1	1
Amount authorized for share repurchase program | $											$ 1,000
Increase in amount authorized for share repurchase program | $	$ 1,000
Number of shares authorized for share repurchase program (in shares)												10,000,000
Number of shares repurchased in period (in shares)					768,223	768,223			1,237,497
Repurchases of ordinary shares					€ 439	$ 510			€ 530
Maximum value of shares yet to be purchased | $										$ 1,385
Number of ordinary shares repurchased					2,768,223	2,768,223	6,000,000
Number of treasury shares reissued (in shares)					2,746,259	2,746,259	6,569,517
Number of ordinary shares held as treasury shares (in shares)							3,630,724			3,652,688
Employee and Member of Management of Group
Disclosure of classes of share capital [line items]
Proceeds from warrants issued | €			€ 31
Number of ordinary shares that can be acquired from warrants issued (in shares)			800,000
Exercise price of each warrant (in dollars per share) | $ / shares				$ 281.63
Exercise price of each warrant to fair market value of ordinary shares on date of issuance			1.3
Key management personnel of entity or parent | D.G.E Investments Limited
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares)		118,891
Number of beneficiary certificates issued | beneficiary_certificate		1,188,910
Number of warrants effectively net settled (in shares)		800,000
Minimum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share)										1
Maximum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share)										20
Number of ordinary shares outstanding
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)							207,475,133	201,343,630		209,485,215
Number of ordinary shares repurchased					2,768,223	2,768,223	6,000,000	4,450,000